Note 29 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade payables and accruals	$ 2,825	$ 2,510
Electricity accrual	626	4,054
Lease liability (note 13)	349
Audit fee	370	239
Shareholders for dividend	364	215
Other payables	582	475
Financial liabilities	5,116	7,493
Production and management bonus accrual - Blanket Mine	1,092
Other employee benefits	546	669
Leave pay	1,943	1,889
Non-financial liabilities	3,581	2,558
Total	$ 8,697	$ 10,051	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.